Bank Loans - Schedule of Bank Loans (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Schedule of Long-Term Bank Loans [Line Items]
Total		$ 3,525,777	$ 3,334,473
Less: short-term bank loans		(421,408)
Less: Long-term bank loans - current portion		(182,610)	(1,567,487)
Long-term bank loans - non-current portion		2,921,759	1,766,986
Zhejiang Wenzhou Lucheng Rural Commercial Bank Company Limited [Member]
Schedule of Long-Term Bank Loans [Line Items]
Total	[1]	421,408
Zhejiang Wenzhou Longwan Rural Commercial Bank (“Longwan RCB”) [Member]
Schedule of Long-Term Bank Loans [Line Items]
Total	[2]	2,050,850	2,123,233
Wenzhou Minshang Bank [Member]
Schedule of Long-Term Bank Loans [Line Items]
Total	[3]	$ 1,053,519	$ 1,211,240

[1]	On June 16, 2025, the Company entered into a loan agreement with Zhejiang Wenzhou Lucheng Rural Commercial Bank Company Limited to obtain a short-term working capital loan of $421,408 (RMB3,000,000) for a term one year at a fixed annual interest rate of 4.8%. WFOE provided guarantee for the repayment of the loan. The Company’s CEO and his wife also provided personal guaranty for the repayment of the loan.
[2]	The Company entered into multiple loan agreements with Longwan RCB to support the working capital needs. The loans have tenure varying between one and three years. The loans bear a variable interest rate based on the prime interest rate at the time of borrowing, plus difference basis points. WFOE provided guarantee for the repayment of the loan. The Company’s CEO and his family members also provided personal guaranty for the repayment of the loans. The CEO with his wife pledged personal properties as collateral to secure the loans and provided personal guaranty for the repayment of the loans. As of September 30, 2025 and 2024, the outstanding balance was $2,050,850 (RMB14.6 million) and $2,123,233 (RMB14.9 million), respectively.
[3]	On February 15, 2023, the Company entered into a loan agreement with Wenzhou Minshang Bank to obtain a loan of $1,193,988(RMB8,500,000) for a term from February 15, 2023 to February 15, 2028 at a fixed annual interest rate of 7.5%. The Company’s CEO and his wife provided personal guaranty for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan. As of September 30, 2025 and 2024, the outstanding balance was $1,053,519(RMB7.5million) and $1,211,240 (RMB8.5 million), respectively.